OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Non financial Assets And Non financial Liabilities [Abstract]
Disclosure Of Other Non financial Assets And Non financial Liabilities Explanatory [Text Block]
NOTE 25. OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES

	12-31-2023	12-31-2022
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, current	58,464	56,171
Prepayment to amortize (insurance and others)	9,742	17,474
Recoverable taxes (related to purchases)	167,086	126,368
Other current non-financial assets	4,962	6,046
Total	240,254	206,059

	12-31-2023	12-31-2022
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	67,701	71,094
Guarantee values	3,391	4,400
Recoverable taxes	6,221	6,363
Other non-current non-financial assets	28,861	10,657
Total	106,174	92,514

	12-31-2023	12-31-2022
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	2,283	189,375
ICMS, PIS-COFINS and other tax payables - Brazil	23,180	32,145
Other tax payable	16,104	14,186
Other Current non-financial liabilities	8,581	7,272
Total	50,148	242,978
(1)	Correspond mainly to the minimum dividend provision of the parent company (see Note 26).

	12-31-2023	12-31-2022
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS and other tax payable - Brazil	58,069	66,736
Other non-current non-financial liabilities	5,521	3,136
Total	63,590	69,872